Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,188	$ 236	$ 216
Prepaid expenses and other current assets	12	10	125
Intangible digital assets	6	4	18
Total current assets	1,206	250	359
Non-current assets
Property and equipment, at cost, net	1,553	1,872	3,536
Right of use asset, operating lease, net of accumulated amortization	51	56	79
Other assets	123	123	321
Total assets	2,933	2,301	4,294
Current liabilities
Accounts payable	1,562	1,261	795
Accrued expenses and other payables	30	242	26
Note payable, net of discount	67	5	52
Management agreement termination liability			116
Operating lease liability	26	23	19
Derivative liability	313	246
Total current liabilities	1,998	1,777	1,008
Non-current liabilities
SBA PPP Note
Operating lease liability	25	33	59
Total liabilities	2,023	1,810	1,067
Commitments and Contingencies (Note 9)
Stockholders' Equity
Common stock, $0.001 par value; 2,500,000,000 shares authorized; 536,649,911 and 506,779,781 shares issued and outstanding at March 31, 2021 and December 31, 2020, respectively.	537	507	414
Additional paid-in capital	419,343	418,373	417,315
Accumulated deficit	(418,970)	(418,389)	(414,502)
Total stockholders' equity	910	491	3,227
Total Liabilities and Stockholders' Equity	2,933	2,301	4,294
Undesignated Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value
Series C Convertible Preferred Stock [Member]
Stockholders' Equity
Preferred stock, value